Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Summary of Segment Information
The tables below present net sales, operating income, depreciation and amortization, capital expenditures and total assets by reportable segment.

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Net Sales
Products
Aerospace Systems	$1,833	$1,697	$1,579
Electronic Systems	3,668	3,751	3,865
Communication Systems	1,745	2,093	2,042
NSS	71	98	153
Elimination of intercompany sales	(125)	(104)	(87)

Total products sales	7,192	7,535	7,552

Services
Aerospace Systems	2,734	2,934	2,858
Electronic Systems	1,054	1,011	928
Communication Systems	471	445	428
NSS	1,228	1,292	1,465
Elimination of intercompany sales	(50)	(71)	(73)

Total services sales	5,437	5,611	5,606

Consolidated total	$12,629	$13,146	$13,158

Operating Income
Aerospace Systems	$482	$466	$456
Electronic Systems	533	573	620
Communication Systems	158	233	265
NSS	85	79	101

Segment Total	$1,258	$1,351	$1,442
Impairment charge(1)	—	—	(43)

Consolidated total	$1,258	$1,351	$1,399

Depreciation and amortization
Aerospace Systems	$38	$46	$44
Electronic Systems	117	121	124
Communication Systems	48	47	43
NSS	11	14	19

Consolidated total	$214	$228	$230

	Year Ended December 31,
	2013	2012	2011
	(in millions)
Capital Expenditures
Aerospace Systems	$54	$42	$42
Electronic Systems	71	77	79
Communication Systems	59	84	60
NSS	5	5	5
Corporate	20	2	1

Consolidated total	$209	$210	$187

Total Assets
Aerospace Systems	$3,175	$3,096	$3,132
Electronic Systems	6,895	6,769	6,590
Communication Systems	2,130	2,189	1,783
NSS	1,247	1,228	1,317
Corporate	562	509	957
Assets of discontinued operations	—	—	1,729

Consolidated total	$14,009	$13,791	$15,508

(1)	Represents a non-cash goodwill impairment charge recorded in the fourth quarter of 2011 due to a decline in the estimated fair value of a reporting unit within the Electronic Systems segment.

Company's Sales Attributable to U.S. Customers and International Customers

The Company’s sales attributable to U.S. and international customers, based on location of the customer, are summarized in the table below.

	Year Ended December 31,
	2013	2012	2011
	(in millions)
U.S.	$9,815	$10,698	$11,068
International:
United Kingdom	449	360	310
Canada	364	314	328
Germany	272	260	246
Australia	218	222	118
South Korea	178	125	93
Saudi Arabia	130	76	41
Italy	107	116	98
Other	1,096	975	856

Total international	2,814	2,448	2,090

Consolidated	$12,629	$13,146	$13,158

Net Sales to Principal Customers

Net sales to principal customers are summarized in the table below.

	Year Ended December 31,
	2013	2012	2011
	(in millions)
U.S. Government agencies(1)	$9,168	$10,026	$10,439
Commercial	1,708	1,657	1,527
Allied international governments(1)	1,753	1,463	1,192

Consolidated	$12,629	$13,146	$13,158

(1)	Includes sales for which the Company is the prime contractor as well as sales based on the ultimate end customer for which the Company is a subcontractor.